Schedule of inventories, net (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Inventory [Line Items]
Less: Allowance for stock obsolescence		$ (2,501)	$ (24,281)	$ (24,331)
Total inventories, net	$ 113,602	103,914	163,993
Medicine and Medical Devices [Member]
Inventory [Line Items]
Medicines and medical devices		$ 106,415	$ 188,274